Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum lease and royalty payments
Capital Leases, 2015	$ 9.5
Capital Leases, 2016	6.9
Capital Leases, 2017	1.4
Capital Leases, 2018	0.5
Capital Leases, 2019	0.5
Capital Leases, 2020 and Thereafter	10.6
Capital Leases, Total minimum lease payments	29.4
Capital Leases, Less interest	7.2
Capital Leases, Present value of minimum capital lease payments	22.2
Operating Leases, 2015	207.2
Operating Leases, 2016	196.0
Operating Leases, 2017	178.9
Operating Leases, 2018	104.3
Operating Leases, 2019	51.3
Operating Leases, 2020 and thereafter	64.3
Operating Leases, Total minimum lease payments	802.0
Coal Lease and Royalty Obligation, 2015	284.6
Coal Lease and Royalty Obligation, 2016	253.3
Coal Lease and Royalty Obligation, 2017	22.3
Coal Lease and Royalty Obligation, 2018	20.5
Coal Lease and Royalty Obligation, 2019	18.2
Coal Lease and Royalty Obligation, 2020 and Thereafter	29.0
Coal Lease and Royalty Obligation, Total minimum lease payments	627.9
Leases (Textuals)
Rental expense under operating leases	306.0	$ 305.9	$ 247.5
Contingent lease expense	0.0	0.0
Property, plant, equipment and mine development assets, gross value under capital leases	175.1	175.1
Accumulated depreciation of property, plant, equipment and mine development assets under capital leases	138.4	111.3
Total royalty expenses on coal reserve leases	$ 507.8	$ 546.0	$ 637.5
Initial lease term for federal leases	ten years
Minimum annual production on federal leases	1.00%
Monthly royalty percentage on federal leases for coal sales using surface mining methods	12.50%
Monthly royalty percentage on federal leases for coal production using underground mining methods	8.00%
Period to redetermine royalty rates on leased coal reserves in Arizona	every ten years
Initial term of mining leases in Australia	up to 21 years
Company's lease obligations secured by outstanding surety bonds	$ 103.8